UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 17, 2021 to May 17, 2021

Commission File Number of issuing entity:  333-177891-07

Central Index Key Number of issuing entity:  0001601617

WFRBS Commercial Mortgage Trust 2014-C19
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-177891

Central Index Key Number of depositor:  0001112998

RBS Commercial Funding Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000729153

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541615

RBS Financial Products Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555501

Liberty Island Group I LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Jennifer Lobato-Church (203) 897-3994
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918877
38-3918878
38-3918879
38-7109107
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
A-S			X
B			X
C			X
PEX			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Reported Additional Debt: With respect to the Hotel Mazarin Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $528,100.00.

With respect to the Holiday Inn & Suites Williamsburg Mortgage Loan, the related borrower was provided a one-time waiver of the prohibition in the governing loan documents against incurring additional debt in connection with the borrower’s obtaining an unsecured loan pursuant to the Paycheck Protection Program created by the CARES Act in the amount of $202,797.00.

On May 17, 2021 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C19.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2014-C19 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
4	5.56%	3	$5,385,639.63

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-C19 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 17, 2021 to May 17, 2021, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 16, 2021. The CIK number of the Depositor is 0001112998.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 11, 2021. The CIK number for Wells Fargo is 0000740906.

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc) ("NatWest plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 16, 2017. The CIK number for NatWest plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on May 17, 2021. The CIK number for RBSFP is 0001541615.

Liberty Island Group I LLC ("LIG I"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 16, 2021. The CIK number for LIG I is 0001555501.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2021. The CIK number for Basis is 0001542105.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2021. The CIK number for C-III is 0001541214.

National Cooperative Bank, N.A. ("NCBNA "), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 16, 2021. The CIK number for NCBNA  is 0001577313.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Wells Fargo has furnished the Depositor with the following information regarding legal proceedings with respect to Wells Fargo:

In December 2014, Phoenix Light SF Limited and certain related entities and the National Credit Union Administration (NCUA) filed complaints in the United States District Court for the Southern District of New York against Wells Fargo Bank, alleging claims against Wells Fargo Bank in its capacity as trustee for a number of residential mortgage-backed securities trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. Wells Fargo Bank previously settled two class action lawsuits with similar allegations that were filed in November 2014 and December 2016 by institutional investors in the Southern District of New York and New York state court, respectively.

In addition to the foregoing cases, in August 2014 and August 2015 Nomura Credit & Capital Inc. (“Nomura”) and Natixis Real Estate Holdings, LLC (“Natixis”) filed a total of seven third-party complaints against Wells Fargo Bank in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with residential mortgage-backed securities sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo Bank, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo Bank failed to perform default oversight duties. Wells Fargo Bank has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo Bank notice of their representation and warranty breaches.

With respect to each of the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the related RMBS trusts.

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2014-C19, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	04/16/2021	$2,832.78
Current Distribution Date	05/17/2021	$2,736.32

Interest Reserve Account Balance
Prior Distribution Date	04/16/2021	$0.00
Current Distribution Date	05/17/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C19, relating to the May 17, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.
(Depositor)

/s/ Simcha Herzog
Simcha Herzog, President

Date: May 17, 2021